Quarterly Financial Data (UNAUDITED) - Summary of Quarterly Financial Information (Details) - USD ($)	3 Months Ended									12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Quarterly Financial Information Disclosure [Abstract]
Interest income	$ 27,184,000	$ 26,660,000	$ 24,399,000	$ 23,931,000	$ 25,625,000	$ 22,854,000	$ 19,242,000	$ 22,725,000	$ 17,420,000	$ 100,615,000	$ 82,241,000	$ 49,925,000
Interest expense	1,974,000	2,041,000	2,397,000	2,717,000	2,907,000	3,182,000	3,544,000	3,585,000	4,049,000	10,062,000	14,360,000	15,974,000
Net interest income	25,210,000	24,619,000	22,002,000	21,214,000	22,718,000	19,672,000	15,698,000	19,140,000	13,371,000	90,553,000	67,881,000	33,951,000
Provision for loan losses	4,000,000	6,100,000	2,323,000	0	1,500,000	5,000,000	0	2,000,000	550,000	9,923,000	7,550,000	1,625,000
Net interest income after provision for loan losses	21,210,000	18,519,000	19,679,000	21,214,000	21,218,000	14,672,000	15,698,000	17,140,000	12,821,000	80,630,000	60,331,000	32,326,000
Noninterest income	1,666,000	2,055,000	964,000	1,109,000	750,000	579,000	633,000	685,000	785,000	4,878,000	2,682,000	1,217,000
Noninterest expense	20,181,000	20,087,000	17,641,000	17,779,000	15,518,000	11,768,000	11,099,000	14,659,000	9,877,000	71,025,000	47,403,000	30,310,000
Net income before income tax expense	2,695,000	487,000	3,002,000	4,544,000	6,450,000	3,483,000	5,232,000	3,166,000	3,729,000	14,483,000	15,610,000	3,233,000
Income tax expense	608,000	133,000	617,000	955,000	1,354,000	948,000	1,099,000	665,000	783,000	3,059,000	3,495,000	852,000
Net income	$ 2,087,000	$ 354,000	$ 2,385,000	$ 3,589,000	$ 5,096,000	$ 2,535,000	$ 4,133,000	$ 2,501,000	$ 2,946,000	$ 11,424,000	$ 12,115,000	$ 2,381,000